Trade and other receivables (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,674	£ 1,591
Accrued income	817	811
Prepayments	229	228
Other receivables	78	98
Trade and other current receivables	2,798	2,728	[1]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables past due but not impaired	4,524	9,891
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	424	349
Exchange adjustments	(42)	51
Charge for the year, net of recoveries	36	147
Uncollectible amounts written off against receivables	(109)	(121)
Disposal of UK Gas Distribution	0	(2)
Allowance account for credit losses of financial assets, ending balance	309	424
Financial assets past due but not impaired | Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables past due but not impaired	475	448
Financial assets past due but not impaired | Trade receivables | Up to 3 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables past due but not impaired	271	238
Financial assets past due but not impaired | Trade receivables | 3 to 6 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables past due but not impaired	73	67
Financial assets past due but not impaired | Trade receivables | Over 6 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables past due but not impaired	£ 131	£ 143

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).